UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Target Date Retirement Series®

American Funds 2060

Target Date Retirement Fund®

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	1,332,973	$45,454
EuroPacific Growth Fund, Class R-6	437,896	26,090
New Perspective Fund, Class R-6	986,867	45,633
New World Fund, Inc., Class R-6	368,657	26,090
SMALLCAP World Fund, Inc., Class R-6	766,594	45,574
The Growth Fund of America, Class R-6	851,198	45,633
The New Economy Fund, Class R-6	538,995	26,098
		260,572
Growth-and-income funds 45%
American Mutual Fund, Class R-6	1,224,664	52,085
Capital World Growth and Income Fund, Class R-6	841,942	45,625
Fundamental Investors, Class R-6	788,900	52,146
International Growth and Income Fund, Class R-6	704,314	26,095
The Investment Company of America, Class R-6	1,370,122	58,532
Washington Mutual Investors Fund, Class R-6	1,221,333	58,660
		293,143
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	1,161,607	32,572
American Funds Global Balanced Fund, Class R-6	964,795	32,571
		65,143
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	2,418,074	32,571
Total investment securities 100% (cost: $577,780,000)		651,429
Other assets less liabilities 0%		(190)
Net assets 100%		$651,239

American Funds Target Date Retirement Series — American Funds 2060 Target Date Retirement Fund — Page 1 of 16

American Funds 2055
Target Date Retirement Fund®

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	6,186,399	$210,956
EuroPacific Growth Fund, Class R-6	2,027,828	120,818
New Perspective Fund, Class R-6	4,573,204	211,465
New World Fund, Inc., Class R-6	1,709,963	121,014
SMALLCAP World Fund, Inc., Class R-6	3,548,569	210,963
The Growth Fund of America, Class R-6	3,941,163	211,286
The New Economy Fund, Class R-6	2,510,040	121,536
		1,208,038
Growth-and-income funds 45%
American Mutual Fund, Class R-6	5,675,772	241,391
Capital World Growth and Income Fund, Class R-6	3,898,175	211,242
Fundamental Investors, Class R-6	3,662,614	242,099
International Growth and Income Fund, Class R-6	3,264,344	120,944
The Investment Company of America, Class R-6	6,358,135	271,619
Washington Mutual Investors Fund, Class R-6	5,658,007	271,754
		1,359,049
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	5,403,236	151,507
American Funds Global Balanced Fund, Class R-6	4,467,301	150,816
		302,323
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	11,332,335	152,646
Total investment securities 100% (cost: $2,587,362,000)		3,022,056
Other assets less liabilities 0%		(898)
Net assets 100%		$3,021,158

American Funds Target Date Retirement Series — American Funds 2055 Target Date Retirement Fund — Page 2 of 16

American Funds 2050
Target Date Retirement Fund®

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	13,064,874	$445,512
EuroPacific Growth Fund, Class R-6	4,270,142	254,415
New Perspective Fund, Class R-6	9,637,307	445,629
New World Fund, Inc., Class R-6	3,600,791	254,828
SMALLCAP World Fund, Inc., Class R-6	7,493,893	445,512
The Growth Fund of America, Class R-6	8,335,919	446,889
The New Economy Fund, Class R-6	5,303,171	256,779
		2,549,564
Growth-and-income funds 45%
American Mutual Fund, Class R-6	11,987,130	509,813
Capital World Growth and Income Fund, Class R-6	8,230,267	445,998
Fundamental Investors, Class R-6	7,724,239	510,572
International Growth and Income Fund, Class R-6	6,880,950	254,939
The Investment Company of America, Class R-6	13,426,212	573,568
Washington Mutual Investors Fund, Class R-6	11,942,284	573,588
		2,868,478
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	11,403,485	319,754
American Funds Global Balanced Fund, Class R-6	9,428,100	318,292
		638,046
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	23,902,418	321,966
Total investment securities 100% (cost: $5,299,447,000)		6,378,054
Other assets less liabilities 0%		(1,959)
Net assets 100%		$6,376,095

American Funds Target Date Retirement Series — American Funds 2050 Target Date Retirement Fund — Page 3 of 16

American Funds 2045
Target Date Retirement Fund®

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	16,239,185	$553,756
EuroPacific Growth Fund, Class R-6	5,304,974	316,070
New Perspective Fund, Class R-6	11,985,305	554,201
New World Fund, Inc., Class R-6	4,473,412	316,583
SMALLCAP World Fund, Inc., Class R-6	9,297,783	552,753
The Growth Fund of America, Class R-6	10,392,141	557,123
The New Economy Fund, Class R-6	6,616,184	320,356
		3,170,842
Growth-and-income funds 42%
American Mutual Fund, Class R-6	13,679,947	581,808
Capital World Growth and Income Fund, Class R-6	9,277,897	502,769
Fundamental Investors, Class R-6	8,829,988	583,662
International Growth and Income Fund, Class R-6	8,559,593	317,133
The Investment Company of America, Class R-6	15,505,043	662,376
Washington Mutual Investors Fund, Class R-6	13,776,364	661,679
		3,309,427
Equity-income and Balanced funds 13%
American Balanced Fund, Class R-6	16,047,871	449,982
American Funds Global Balanced Fund, Class R-6	11,741,322	396,387
Capital Income Builder, Class R-6	1,598,876	103,016
The Income Fund of America, Class R-6	4,290,955	103,412
		1,052,797
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	29,758,690	400,849
Total investment securities 100% (cost: $6,632,202,000)		7,933,915
Other assets less liabilities 0%		(2,471)
Net assets 100%		$7,931,444

American Funds Target Date Retirement Series — American Funds 2045 Target Date Retirement Fund — Page 4 of 16

American Funds 2040
Target Date Retirement Fund®

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	23,424,321	$798,769
EuroPacific Growth Fund, Class R-6	7,641,296	455,268
New Perspective Fund, Class R-6	17,287,860	799,391
New World Fund, Inc., Class R-6	6,444,772	456,096
SMALLCAP World Fund, Inc., Class R-6	13,414,879	797,515
The Growth Fund of America, Class R-6	14,993,425	803,798
The New Economy Fund, Class R-6	9,534,232	461,647
		4,572,484
Growth-and-income funds 37%
American Mutual Fund, Class R-6	17,051,061	725,182
Capital World Growth and Income Fund, Class R-6	11,271,647	610,810
Fundamental Investors, Class R-6	10,997,659	726,945
International Growth and Income Fund, Class R-6	10,330,434	382,743
The Investment Company of America, Class R-6	19,684,126	840,906
Washington Mutual Investors Fund, Class R-6	19,032,330	914,123
		4,200,709
Equity-income and Balanced funds 18%
American Balanced Fund, Class R-6	24,580,476	689,237
American Funds Global Balanced Fund, Class R-6	19,137,139	646,070
Capital Income Builder, Class R-6	5,858,300	377,450
The Income Fund of America, Class R-6	15,723,424	378,934
		2,091,691
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	42,869,235	577,449
Total investment securities 100% (cost: $9,464,604,000)		11,442,333
Other assets less liabilities 0%		(3,347)
Net assets 100%		$11,438,986

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 1/31/2018 (000)
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	35,324,327	7,544,908	—	42,869,235	$—	$(11,421)	$2,124	$577,449

American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 5 of 16

American Funds 2035
Target Date Retirement Fund®

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth funds 37%	Shares	Value (000)
AMCAP Fund, Class R-6	24,376,857	$831,251
EuroPacific Growth Fund, Class R-6	8,764,926	522,214
New Perspective Fund, Class R-6	19,802,037	915,646
New World Fund, Inc., Class R-6	6,182,091	437,507
SMALLCAP World Fund, Inc., Class R-6	13,948,094	829,214
The Growth Fund of America, Class R-6	15,581,224	835,309
The New Economy Fund, Class R-6	9,145,311	442,816
		4,813,957
Growth-and-income funds 35%
American Mutual Fund, Class R-6	18,469,030	785,488
Capital World Growth and Income Fund, Class R-6	12,077,051	654,456
Fundamental Investors, Class R-6	11,899,565	786,561
International Growth and Income Fund, Class R-6	10,583,390	392,115
The Investment Company of America, Class R-6	21,486,851	917,918
Washington Mutual Investors Fund, Class R-6	21,814,993	1,047,774
		4,584,312
Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	28,150,138	789,330
American Funds Global Balanced Fund, Class R-6	23,274,241	785,738
Capital Income Builder, Class R-6	8,132,194	523,957
The Income Fund of America, Class R-6	21,826,370	526,016
		2,625,041
Fixed income funds 8%
American Funds Inflation Linked Bond Fund, Class R-6	17,790,490	170,966
U.S. Government Securities Fund, Class R-6	68,302,577	920,036
		1,091,002
Total investment securities 100% (cost: $11,008,094,000)		13,114,312
Other assets less liabilities 0%		(3,792)
Net assets 100%		$13,110,520

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 1/31/2018 (000)
Fixed income funds 7%
U.S. Government Securities Fund, Class R-6	53,468,655	14,833,922	—	68,302,577	$—	$(341,033)	$4,588	$920,036

American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 6 of 16

American Funds 2030
Target Date Retirement Fund®

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth funds 25%	Shares	Value (000)
AMCAP Fund, Class R-6	23,133,336	$788,847
EuroPacific Growth Fund, Class R-6	9,250,293	551,133
New Perspective Fund, Class R-6	20,619,478	953,445
New World Fund, Inc., Class R-6	4,140,853	293,048
SMALLCAP World Fund, Inc., Class R-6	11,341,302	674,240
The Growth Fund of America, Class R-6	14,843,424	795,756
The New Economy Fund, Class R-6	4,844,656	234,578
		4,291,047
Growth-and-income funds 35%
American Mutual Fund, Class R-6	23,421,687	996,124
Capital World Growth and Income Fund, Class R-6	15,323,352	830,373
Fundamental Investors, Class R-6	15,126,038	999,831
International Growth and Income Fund, Class R-6	13,411,380	496,892
The Investment Company of America, Class R-6	27,274,817	1,165,180
Washington Mutual Investors Fund, Class R-6	27,733,149	1,332,023
		5,820,423
Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	35,553,805	996,929
American Funds Global Balanced Fund, Class R-6	29,448,548	994,183
Capital Income Builder, Class R-6	10,246,457	660,179
The Income Fund of America, Class R-6	27,454,528	661,654
		3,312,945
Fixed income funds 20%
American Funds Inflation Linked Bond Fund, Class R-6	57,079,241	548,531
American Funds Mortgage Fund, Class R-6	54,574,434	540,833
Capital World Bond Fund, Class R-6	26,562,853	539,491
Intermediate Bond Fund of America, Class R-6	32,618,298	431,214
U.S. Government Securities Fund, Class R-6	91,492,559	1,232,405
		3,292,474
Total investment securities 100% (cost: $14,230,330,000)		16,716,889
Other assets less liabilities 0%		(4,821)
Net assets 100%		$16,712,068

American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 7 of 16

unaudited

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 1/31/2018 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	26,147,722	3,300,826	—	29,448,548	$—	$36,080	$4,890	$994,183
Fixed income funds 14%
American Funds Inflation Linked Bond Fund, Class R-6	45,913,975	11,165,266	—	57,079,241	—	(11,403)	7,083	548,531
American Funds Mortgage Fund, Class R-6	41,771,299	12,803,135	—	54,574,434	—	(10,231)	1,846	540,833
U.S. Government Securities Fund, Class R-6	76,462,850	15,029,709	—	91,492,559	—	(24,590)	4,588	1,232,405
								2,321,770
Total 20%					$—	$(10,144)	$18,407	$3,315,953

American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 8 of 16

American Funds 2025
Target Date Retirement Fund®

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth funds 17%	Shares	Value (000)
AMCAP Fund, Class R-6	18,105,753	$617,406
EuroPacific Growth Fund, Class R-6	7,660,881	456,435
New Perspective Fund, Class R-6	16,710,585	772,698
New World Fund, Inc., Class R-6	1,060,899	75,080
SMALLCAP World Fund, Inc., Class R-6	3,327,155	197,799
The Growth Fund of America, Class R-6	9,854,381	528,294
		2,647,712
Growth-and-income funds 32%
American Mutual Fund, Class R-6	21,915,212	932,054
Capital World Growth and Income Fund, Class R-6	14,470,758	784,170
Fundamental Investors, Class R-6	12,683,843	838,402
International Growth and Income Fund, Class R-6	9,991,973	370,203
The Investment Company of America, Class R-6	23,285,168	994,742
Washington Mutual Investors Fund, Class R-6	21,756,984	1,044,988
		4,964,559
Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	33,499,366	939,322
American Funds Global Balanced Fund, Class R-6	27,727,717	936,088
Capital Income Builder, Class R-6	9,676,465	623,455
The Income Fund of America, Class R-6	25,929,565	624,902
		3,123,767
Fixed income funds 31%
American Funds Inflation Linked Bond Fund, Class R-6	75,804,162	728,478
American Funds Mortgage Fund, Class R-6	79,111,155	783,991
Capital World Bond Fund, Class R-6	38,602,859	784,024
Intermediate Bond Fund of America, Class R-6	86,255,146	1,140,293
The Bond Fund of America, Class R-6	39,936,839	507,997
U.S. Government Securities Fund, Class R-6	73,971,502	996,396
		4,941,179
Total investment securities 100% (cost: $13,767,465,000)		15,677,217
Other assets less liabilities 0%		(4,402)
Net assets 100%		$15,672,815

American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 9 of 16

unaudited

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 1/31/2018 (000)
Fixed income funds 28%
American Funds Inflation Linked Bond Fund, Class R-6	61,283,535	14,520,627	—	75,804,162	$—	$(15,350)	$9,544	$728,478
American Funds Mortgage Fund, Class R-6	64,719,673	14,391,482	—	79,111,155	—	(15,432)	2,821	783,991
Capital World Bond Fund, Class R-6	32,971,414	5,631,445	—	38,602,859	—	16,372	3,920	784,024
Intermediate Bond Fund of America, Class R-6	68,417,890	17,837,256	—	86,255,146	—	(14,805)	4,121	1,140,293
U.S. Government Securities Fund, Class R-6	61,031,241	12,940,261	—	73,971,502	—	(20,034)	3,725	996,396
								4,433,183
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	24,185,535	3,542,182	—	27,727,717	—	34,069	4,584	936,088
Total 34%					$—	$(15,180)	$28,715	$5,369,271

American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 10 of 16

American Funds 2020
Target Date Retirement Fund®

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth funds 9%	Shares	Value (000)
AMCAP Fund, Class R-6	10,724,514	$365,706
EuroPacific Growth Fund, Class R-6	2,663,292	158,679
New Perspective Fund, Class R-6	9,058,475	418,864
The Growth Fund of America, Class R-6	4,537,485	243,254
		1,186,503
Growth-and-income funds 27%
American Mutual Fund, Class R-6	18,109,117	770,181
Capital World Growth and Income Fund, Class R-6	10,592,827	574,025
Fundamental Investors, Class R-6	8,699,670	575,048
International Growth and Income Fund, Class R-6	4,904,594	181,715
The Investment Company of America, Class R-6	16,456,187	703,009
Washington Mutual Investors Fund, Class R-6	14,550,051	698,839
		3,502,817
Equity-income and Balanced funds 23%
American Balanced Fund, Class R-6	21,727,625	609,242
American Funds Global Balanced Fund, Class R-6	15,868,600	535,724
Capital Income Builder, Class R-6	14,318,689	922,553
The Income Fund of America, Class R-6	38,447,168	926,577
		2,994,096
Fixed income funds 41%
American Funds Inflation Linked Bond Fund, Class R-6	84,105,957	808,258
American Funds Mortgage Fund, Class R-6	72,967,814	723,111
American High-Income Trust, Class R-6	39,698,364	413,657
Capital World Bond Fund, Class R-6	31,654,403	642,901
Intermediate Bond Fund of America, Class R-6	87,927,071	1,162,396
The Bond Fund of America, Class R-6	70,254,691	893,640
U.S. Government Securities Fund, Class R-6	50,798,518	684,256
		5,328,219
Total investment securities 100% (cost: $11,538,004,000)		13,011,635
Other assets less liabilities 0%		(4,081)
Net assets 100%		$13,007,554

American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 11 of 16

unaudited

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 1/31/2018 (000)
Fixed income funds 26%
American Funds Inflation Linked Bond Fund, Class R-6	72,326,068	11,779,889	—	84,105,957	$—	$(17,296)	$10,852	$808,258
American Funds Mortgage Fund, Class R-6	63,370,235	9,597,579	—	72,967,814	—	(14,494)	2,672	723,111
Intermediate Bond Fund of America, Class R-6	77,107,169	10,819,902	—	87,927,071	—	(15,724)	4,426	1,162,396
U.S. Government Securities Fund, Class R-6	44,987,397	5,811,121	—	50,798,518	—	(14,080)	2,649	684,256
Total 26%					$—	$(61,594)	$20,599	$3,378,021

American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 12 of 16

American Funds 2015
Target Date Retirement Fund®

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth funds 2%	Shares	Value (000)
AMCAP Fund, Class R-6	1,040,164	$35,470
New Perspective Fund, Class R-6	767,076	35,469
The Growth Fund of America, Class R-6	346,797	18,592
		89,531
Growth-and-income funds 25%
American Mutual Fund, Class R-6	6,813,170	289,764
Capital World Growth and Income Fund, Class R-6	3,582,041	194,111
Fundamental Investors, Class R-6	2,936,930	194,131
International Growth and Income Fund, Class R-6	1,326,925	49,162
The Investment Company of America, Class R-6	5,644,587	241,137
Washington Mutual Investors Fund, Class R-6	5,045,883	242,354
		1,210,659
Equity-income and Balanced funds 28%
American Balanced Fund, Class R-6	5,807,141	162,832
American Funds Global Balanced Fund, Class R-6	4,322,771	145,937
Capital Income Builder, Class R-6	8,215,224	529,307
The Income Fund of America, Class R-6	21,962,940	529,307
		1,367,383
Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	34,738,596	333,838
American Funds Mortgage Fund, Class R-6	28,816,074	285,567
American High-Income Trust, Class R-6	23,057,971	240,264
Capital World Bond Fund, Class R-6	11,953,838	242,782
Intermediate Bond Fund of America, Class R-6	32,684,307	432,087
The Bond Fund of America, Class R-6	30,100,850	382,883
U.S. Government Securities Fund, Class R-6	17,614,834	237,272
		2,154,693
Total investment securities 100% (cost: $4,322,440,000)		4,822,266
Other assets less liabilities 0%		(1,624)
Net assets 100%		$4,820,642

American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 13 of 16

unaudited

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 1/31/2018 (000)
Fixed income funds 13%
American Funds Inflation Linked Bond Fund, Class R-6	30,753,020	4,071,163	85,587	34,738,596	$7	$(7,309)	$4,603	$333,838
American Funds Mortgage Fund, Class R-6	25,633,769	3,212,848	30,543	28,816,074	(2)	(5,825)	1,077	285,567
Total 13%					$5	$(13,134)	$5,680	$619,405

American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 14 of 16

American Funds 2010
Target Date Retirement Fund®

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth-and-income funds 22%	Shares	Value (000)
American Mutual Fund, Class R-6	3,730,532	$158,660
Capital World Growth and Income Fund, Class R-6	2,198,599	119,142
Fundamental Investors, Class R-6	1,513,422	100,037
International Growth and Income Fund, Class R-6	293,684	10,881
The Investment Company of America, Class R-6	3,017,071	128,889
Washington Mutual Investors Fund, Class R-6	2,699,145	129,640
		647,249
Equity-income and Balanced funds 30%
American Balanced Fund, Class R-6	3,192,063	89,506
American Funds Global Balanced Fund, Class R-6	2,651,125	89,502
Capital Income Builder, Class R-6	5,532,828	356,480
The Income Fund of America, Class R-6	14,791,707	356,480
		891,968
Fixed income funds 48%
American Funds Inflation Linked Bond Fund, Class R-6	21,442,086	206,058
American Funds Mortgage Fund, Class R-6	17,782,441	176,224
American High-Income Trust, Class R-6	14,159,475	147,542
Capital World Bond Fund, Class R-6	7,243,825	147,122
Intermediate Bond Fund of America, Class R-6	27,431,649	362,646
Short-Term Bond Fund of America, Class R-6	9,610,626	94,665
The Bond Fund of America, Class R-6	18,549,428	235,949
U.S. Government Securities Fund, Class R-6	4,231,713	57,001
		1,427,207
Total investment securities 100% (cost: $2,742,754,000)		2,966,424
Other assets less liabilities 0%		(856)
Net assets 100%		$2,965,568

American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 15 of 16

unaudited

Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2018, all of the investment securities held by each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-850-0318O-S60626	American Funds Target Date Retirement Series — Page 16 of 16

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: March 29, 2018

By /s/Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 29, 2018